LONG-TERM DEBT - Schedule Of Carrying Value, Terms and Conditions, and Debt Maturity Schedule (Details) $ in Millions		1 Months Ended	12 Months Ended
	Oct. 31, 2025 CAD ($)	Sep. 30, 2025 CAD ($)	Dec. 31, 2025 CAD ($)	Dec. 31, 2024 CAD ($)	Dec. 31, 2025 USD ($)	Oct. 11, 2025 CAD ($)	Oct. 10, 2025 CAD ($)	Sep. 09, 2025 CAD ($)	Jul. 23, 2025	Jun. 06, 2025 CAD ($)	Apr. 02, 2025 USD ($)	Dec. 31, 2024 USD ($)
Disclosure of detailed information about borrowings [line items]
Carrying value			$ 11,666,000,000	$ 12,060,000,000
Less current portion loans and borrowings			(600,000,000)	(1,525,000,000)
Total non-current loans and borrowings			11,066,000,000	10,535,000,000
Repayment of long-term debt			1,154,000,000	1,009,000,000
Total fixed rate loans and borrowings outstanding
Disclosure of detailed information about borrowings [line items]
Carrying value			10,350,000,000	10,900,000,000
Total fixed rate loans and borrowings outstanding | Deferred Financing Costs Netting
Disclosure of detailed information about borrowings [line items]
Carrying value			11,000,000	12,000,000
Credit facilities | Variable rate instruments
Disclosure of detailed information about borrowings [line items]
Authorized			$ 3,493,000,000
Nominal interest rate			4.00%		4.00%
Carrying value			$ 1,305,000,000	1,148,000,000
Revolving Unsecured Credit Facility Maturing in June 2030 | Variable rate instruments
Disclosure of detailed information about borrowings [line items]
Authorized	$ 2,500,000,000		2,500,000,000					$ 2,500,000,000
Non-Revolving Term Loan Facility Maturing in April 2030 | Variable rate instruments
Disclosure of detailed information about borrowings [line items]
Authorized											$ 250
Revolving Unsecured Credit Facility Maturing in December 2025, Instrument One | Variable rate instruments
Disclosure of detailed information about borrowings [line items]
Authorized				270,000,000
Revolving Unsecured Credit Facility Maturing in December 2025, Instrument Two | Variable rate instruments
Disclosure of detailed information about borrowings [line items]
Authorized					$ 240
Operating facility | Variable rate instruments
Disclosure of detailed information about borrowings [line items]
Authorized			50,000,000
Revolving Unsecured Credit Facility Maturing in September 2025 | Variable rate instruments
Disclosure of detailed information about borrowings [line items]
Repayment of long-term debt		$ 1,000,000,000.0
Variable Rate Debt Hedged Using Interest Rate Swap | Variable rate instruments
Disclosure of detailed information about borrowings [line items]
Authorized					$ 250							$ 250
Senior unsecured medium-term notes series 3 | Fixed rate instruments
Disclosure of detailed information about borrowings [line items]
Authorized			$ 450,000,000
Nominal interest rate			4.75%		4.75%
Carrying value			$ 450,000,000	450,000,000
Senior unsecured medium-term notes series 4 | Fixed rate instruments
Disclosure of detailed information about borrowings [line items]
Authorized			$ 600,000,000
Nominal interest rate			4.81%		4.81%
Carrying value			$ 600,000,000	600,000,000
Senior unsecured medium-term notes series 5 | Fixed rate instruments
Disclosure of detailed information about borrowings [line items]
Authorized			$ 0
Nominal interest rate			3.54%		3.54%
Carrying value			$ 0	550,000,000
Senior unsecured medium-term notes series 6 | Fixed rate instruments
Disclosure of detailed information about borrowings [line items]
Authorized			$ 600,000,000
Nominal interest rate			4.24%		4.24%
Carrying value			$ 600,000,000	600,000,000
Senior unsecured medium-term notes series 7 | Fixed rate instruments
Disclosure of detailed information about borrowings [line items]
Authorized			$ 600,000,000
Nominal interest rate			3.71%		3.71%
Carrying value			$ 600,000,000	600,000,000
Senior unsecured medium-term notes series 9 | Fixed rate instruments
Disclosure of detailed information about borrowings [line items]
Authorized			$ 550,000,000
Nominal interest rate			4.74%		4.74%
Carrying value			$ 550,000,000	550,000,000
Senior unsecured medium-term notes series 10 | Fixed rate instruments
Disclosure of detailed information about borrowings [line items]
Authorized			$ 650,000,000
Nominal interest rate			4.02%		4.02%
Carrying value			$ 650,000,000	650,000,000
Senior unsecured medium-term notes series 11 | Fixed rate instruments
Disclosure of detailed information about borrowings [line items]
Authorized			$ 800,000,000
Nominal interest rate			4.75%		4.75%
Carrying value			$ 800,000,000	800,000,000
Senior unsecured medium-term notes series 12 | Fixed rate instruments
Disclosure of detailed information about borrowings [line items]
Authorized			$ 650,000,000
Nominal interest rate			3.62%		3.62%
Carrying value			$ 650,000,000	650,000,000
Senior unsecured medium-term notes series 13 | Fixed rate instruments
Disclosure of detailed information about borrowings [line items]
Authorized			$ 700,000,000
Nominal interest rate			4.54%		4.54%
Carrying value			$ 700,000,000	700,000,000
Senior unsecured medium-term notes series 15 | Fixed rate instruments
Disclosure of detailed information about borrowings [line items]
Authorized			$ 600,000,000
Nominal interest rate			3.31%		3.31%
Carrying value			$ 600,000,000	600,000,000
Senior unsecured medium-term notes series 16 | Fixed rate instruments
Disclosure of detailed information about borrowings [line items]
Authorized			$ 400,000,000
Nominal interest rate			4.67%		4.67%
Carrying value			$ 400,000,000	400,000,000
Senior unsecured medium-term notes series 17 | Fixed rate instruments
Disclosure of detailed information about borrowings [line items]
Authorized			$ 500,000,000
Nominal interest rate			3.53%		3.53%
Carrying value			$ 500,000,000	500,000,000
Senior unsecured medium-term notes series 18 | Fixed rate instruments
Disclosure of detailed information about borrowings [line items]
Authorized			$ 500,000,000
Nominal interest rate			4.49%		4.49%
Carrying value			$ 500,000,000	500,000,000
Senior unsecured medium-term notes series 20 | Fixed rate instruments
Disclosure of detailed information about borrowings [line items]
Authorized			$ 750,000,000
Nominal interest rate			5.02%		5.02%
Carrying value			$ 750,000,000	750,000,000
Senior unsecured medium-term notes series 21 | Fixed rate instruments
Disclosure of detailed information about borrowings [line items]
Authorized			$ 600,000,000
Nominal interest rate			5.21%		5.21%
Carrying value			$ 600,000,000	600,000,000
Senior unsecured medium-term notes series 22 | Fixed rate instruments
Disclosure of detailed information about borrowings [line items]
Authorized			$ 750,000,000
Nominal interest rate			5.67%		5.67%
Carrying value			$ 750,000,000	750,000,000
Senior unsecured medium-term notes series 23 | Fixed rate instruments
Disclosure of detailed information about borrowings [line items]
Authorized			$ 650,000,000
Nominal interest rate			5.22%		5.22%
Carrying value			$ 650,000,000	650,000,000
Fixed-to-fixed rate subordinated notes
Disclosure of detailed information about borrowings [line items]
Carrying value			1,022,000,000	596,000,000
Fixed-to-fixed rate subordinated notes | Gross carrying amount
Disclosure of detailed information about borrowings [line items]
Carrying value			1,025,000,000	596,000,000
Fixed-to-fixed rate subordinated notes | Deferred Financing Costs Netting
Disclosure of detailed information about borrowings [line items]
Carrying value			(3,000,000)	0
Subordinated notes, series 1
Disclosure of detailed information about borrowings [line items]
Authorized			$ 0
Nominal interest rate			4.80%		4.80%				4.80%
Carrying value			$ 0	596,000,000
Subordinated notes, series 2
Disclosure of detailed information about borrowings [line items]
Authorized			$ 425,000,000
Nominal interest rate			5.95%		5.95%
Carrying value			$ 425,000,000	0
Subordinated notes, series 2 | Fixed rate instruments
Disclosure of detailed information about borrowings [line items]
Authorized							$ 225,000,000			$ 200,000,000
Nominal interest rate										5.95%
Carrying value						$ 425,000,000
Subordinated notes, series 3
Disclosure of detailed information about borrowings [line items]
Authorized			$ 600,000,000
Nominal interest rate			4.80%		4.80%				4.80%
Carrying value			$ 600,000,000	$ 0
Alliance Term Loan | Fixed rate instruments
Disclosure of detailed information about borrowings [line items]
Repayment of long-term debt	$ 270,000,000